Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts Receivable, Net

4. Accounts Receivable, Net

The following table sets out the balance of accounts receivable excluding notes receivable as of December 31, 2024 and 2025 (in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable, gross	382,197	344,664
Allowance for expected credit losses	(85,419)	(70,365)
Accounts receivable, net	296,778	274,299

The following table sets out the balance of notes receivable as of December 31, 2024 and 2025 (in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Notes receivable, gross	30,048	18,837
Allowance for expected credit losses	(31)	(17)
Notes receivable, net	30,017	18,820

The following table presents the movement of the allowance for expected credit losses (in thousands):

	2023	2024	2025
	RMB	RMB	RMB
Balance as of January 1,	312,236	106,667	85,450
Additional provision for/(reversal of) allowance for expected credit losses, net of recoveries	14,682	(4,747)	(6,755)
Write-off	(220,251)	(16,470)	(8,313)
Balance as of December 31,	106,667	85,450	70,382